EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	Employee Benefit Plans

Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan. Plan assets were primarily invested in fixed income and equity mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to mirror the liabilities of the Plan, with the fixed income component matching the identified near and long-term plan distributions and the equity component generating growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

First Financial recorded expense related to its pension plan of $1.0 million for 2019 and $0.9 million for 2018. During 2017, First Financial recorded income of $0.6 million. The components of net periodic benefit cost other than the service cost component are included in Other noninterest expense while service costs are recorded as a component Salaries and employee benefits in the Consolidated Statements of Income.

First Financial made no cash contributions to the pension plan in 2019, 2018 or 2017 and does not expect to make any contributions in 2020.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2019	2018
Change in benefit obligation
Benefit obligation at beginning of year	$68,286	$71,154
Service cost	6,591	6,501
Interest cost	2,778	2,394
Actuarial (gain) loss	6,848	(4,032)
Benefits paid, excluding settlement	(9,459)	(7,731)
Benefit obligation at end of year	75,044	68,286

Change in plan assets
Fair value of plan assets at beginning of year	130,078	144,349
Actual return on plan assets	21,197	(6,540)
Benefits paid, excluding settlement	(9,459)	(7,731)
Fair value of plan assets at end of year	141,816	130,078

Amounts recognized in the Consolidated Balance Sheets
Assets	66,772	61,792
Liabilities	0	0
Net amount recognized	$66,772	$61,792

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$37,278	$43,711
Net prior service cost	(1,095)	(1,508)
Deferred tax assets	(8,242)	(9,613)
Net amount recognized	$27,941	$32,590

Change in accumulated other comprehensive income (loss)	$(4,649)	$12,959

Accumulated benefit obligation	$74,424	$66,320

The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2019	2018	2017
Service cost	$6,591	$6,501	$4,894
Interest cost	2,778	2,394	2,325
Expected return on assets	(9,718)	(9,811)	(9,358)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	1,803	2,188	1,924
Net periodic benefit (income) cost	1,041	859	(628)

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(4,630)	12,319	(2,775)
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(1,803)	(2,188)	(1,924)
Total recognized in accumulated other comprehensive income (loss)	(6,020)	10,544	(4,286)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(4,979)	$11,403	$(4,914)

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of (gain) loss	$2,079	$1,867	$2,090
Amortization of prior service credit	(413)	(413)	(413)

The pension plan assumptions are shown in the table that follows:

	December 31,
	2019	2018	2017
Benefit obligations
Discount rate	3.33%	4.31%	3.43%
Rate of compensation increase	3.50%	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.31%	3.43%	3.88%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%

The fair value of the plan assets as of December 31, 2019 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$195	$195	$0	$0
U. S. Government agencies	5,357	0	5,357	0
Fixed income mutual funds	75,720	75,720	0	0
Equity mutual funds	60,544	60,544	0	0
Total	$141,816	$136,459	$5,357	$0

The fair value of the plan assets as of December 31, 2018 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$216	$216	$0	$0
U. S. Government agencies	8,053	0	8,053	0
Fixed income mutual funds	74,453	74,453	0	0
Equity mutual funds	47,356	47,356	0	0
Total	$130,078	$122,025	$8,053	$0

The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement. See Note 22 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2020	$5,611
2021	5,210
2022	5,173
2023	5,125
2024	6,070
Thereafter	35,362

401(k) plan. First Financial sponsors a defined contribution 401(k) plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial's contributions to the 401(k) plan are discretionary. The Company made no contributions to the 401(k) plan during the years ended December 31, 2019 and 2018. First Financial recorded $1.9 million of expense related to the Company's contributions to the 401(k) plan during 2017.